Financial risk management - Summary of Financial Liabilities Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	S/ 145,395	S/ 297,038
Net amounts of financial liabilities presented in the consolidated statement of financial position	145,395	297,038
Financial instruments (including non-cash guarantees)	(65,099)	(169,050)
Cash guarantees pledged	(24,725)	(34,784)
Net amount	55,571	93,204
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	145,395	297,038
Net amounts of financial liabilities presented in the consolidated statement of financial position	145,395	297,038
Financial instruments (including non-cash guarantees)	(65,099)	(169,050)
Cash guarantees pledged	(24,725)	(34,784)
Net amount	S/ 55,571	S/ 93,204